Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 562	$ 539
Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	530	507
Trademarks [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	32	32
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	114	110
Industrial Products [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	91	90
Growing Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	289	271
Potash [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	20	20
Other [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 16	$ 16